Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade payables and other current liabilities [Abstract]
Trade accounts payables	$ 79,052	$ 51,421
Down payments from clients	542	416
Other accounts payables	34,313	40,720
Total	$ 113,907	$ 92,557